CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 8,647,283	¥ 6,488,316
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	4,282,265	2,713,538
Long-term debt, liabilities accounted for at fair value	¥ 460,825	¥ 441,425
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	24,115,759,000
Common stock, issued	24,048,165,727	21,782,185,320
Treasury stock, shares	37,046,418	5,656,647